Schedule of Revenue For Geographical Regions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	$ 9,926,519	$ 17,563,985	$ 23,777,952
Service provision [member]
IfrsStatementLineItems [Line Items]
Total	3,160,000
Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Total	6,766,519	17,563,985	23,777,952
Goods or services transferred at point in time [member] | Bicycle frame [member]
IfrsStatementLineItems [Line Items]
Total	4,678,501	14,400,846	15,219,005
Goods or services transferred at point in time [member] | Racket [member]
IfrsStatementLineItems [Line Items]
Total	184,663	1,684,837	7,042,493
Goods or services transferred at point in time [member] | Crank [member]
IfrsStatementLineItems [Line Items]
Total	1,515,032	686,657
Goods or services transferred at point in time [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Total	388,323
Goods or services transferred at point in time [member] | Others [member]
IfrsStatementLineItems [Line Items]
Total		791,645	1,516,454
Europe [Member]
IfrsStatementLineItems [Line Items]
Total	8,212,300
Europe [Member] | Service provision [member]
IfrsStatementLineItems [Line Items]
Total	2,200,000
Europe [Member] | Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Total	6,012,300	14,850,505	20,056,630
Europe [Member] | Goods or services transferred at point in time [member] | Bicycle frame [member]
IfrsStatementLineItems [Line Items]
Total	4,678,501	13,224,192	14,675,036
Europe [Member] | Goods or services transferred at point in time [member] | Racket [member]
IfrsStatementLineItems [Line Items]
Total		939,656	5,381,594
Europe [Member] | Goods or services transferred at point in time [member] | Crank [member]
IfrsStatementLineItems [Line Items]
Total	1,333,799	686,657
Europe [Member] | Goods or services transferred at point in time [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Total
Europe [Member] | Goods or services transferred at point in time [member] | Others [member]
IfrsStatementLineItems [Line Items]
Total
Asia [Member]
IfrsStatementLineItems [Line Items]
Total	1,602,088
Asia [Member] | Service provision [member]
IfrsStatementLineItems [Line Items]
Total	960,000
Asia [Member] | Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Total	642,088
Asia [Member] | Goods or services transferred at point in time [member] | Bicycle frame [member]
IfrsStatementLineItems [Line Items]
Total
Asia [Member] | Goods or services transferred at point in time [member] | Racket [member]
IfrsStatementLineItems [Line Items]
Total	181,233
Asia [Member] | Goods or services transferred at point in time [member] | Crank [member]
IfrsStatementLineItems [Line Items]
Total	181,233
Asia [Member] | Goods or services transferred at point in time [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Total	279,622
Other areas [member]
IfrsStatementLineItems [Line Items]
Total	112,131
Other areas [member] | Service provision [member]
IfrsStatementLineItems [Line Items]
Total
Other areas [member] | Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Total	112,131	2,023,214	3,721,322
Other areas [member] | Goods or services transferred at point in time [member] | Bicycle frame [member]
IfrsStatementLineItems [Line Items]
Total		1,163,879	543,969
Other areas [member] | Goods or services transferred at point in time [member] | Racket [member]
IfrsStatementLineItems [Line Items]
Total	3,430	67,690	1,660,899
Other areas [member] | Goods or services transferred at point in time [member] | Crank [member]
IfrsStatementLineItems [Line Items]
Total
Other areas [member] | Goods or services transferred at point in time [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Total	108,701
Other areas [member] | Goods or services transferred at point in time [member] | Others [member]
IfrsStatementLineItems [Line Items]
Total		791,645	1,516,454
UNITED STATES | Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Total		690,266
UNITED STATES | Goods or services transferred at point in time [member] | Bicycle frame [member]
IfrsStatementLineItems [Line Items]
Total		12,775
UNITED STATES | Goods or services transferred at point in time [member] | Racket [member]
IfrsStatementLineItems [Line Items]
Total		677,491
UNITED STATES | Goods or services transferred at point in time [member] | Crank [member]
IfrsStatementLineItems [Line Items]
Total
UNITED STATES | Goods or services transferred at point in time [member] | Others [member]
IfrsStatementLineItems [Line Items]
Total
Sales of products [member]
IfrsStatementLineItems [Line Items]
Total	6,766,519	17,563,985	23,777,952
Service provision [member]
IfrsStatementLineItems [Line Items]
Total	2,200,000
Service Provision - Related Party [Member]
IfrsStatementLineItems [Line Items]
Total	$ 960,000